Financial Risk Management (Tables)	3 Months Ended
Sep. 30, 2019
Disclosure Of Financial Risk Management [Abstract]
Summary of Borrowings of Interest Rate Changes

The exposure of the Group’s borrowing to interest rate changes are as follows:

	As of		As of
	September 30, 2019		June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Variable rate borrowings - Hercules	18,451	22%	13,607	17%
Non-current borrowings
Variable rate borrowings - Hercules	30,472	36%	34,619	43%
	48,923	58%	48,226	60%

Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned	The effect on profit is shown if interest rates change by 5%, in either direction, is as follows:

	As of			As of
	September 30, 2019			June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Borrowings - USD	9.95%	9.95%	48,923(1)	10.45%	10.45%	48,226(1)
Rate increase by 5%	10.45%	10.45%	249	10.97%	10.97%	261
Rate decrease by 5%	9.45%	9.45%	(249)	9.93%	9.93%	(261)

(1)	Effect on profit/loss of interest rate changes is based on the loan principal amount of $50.0 million as of September 30, 2019, and loan principal amount of $50.0 million as of June 30, 2019.

Schedule of Deposits Held which Derive Interest Revenue with Maximum and Minimum Interest Rates Being Earned

The deposits held which derive interest revenue are described in the table below, together with the maximum and minimum interest rates being earned as of September 30, 2019 and June 30, 2019. The effect on profit is shown if interest rates change by 10%, in either direction, is as follows:

	As of			As of
	September 30, 2019			June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Low	High	USD	Low	High	USD
Funds invested - USD	1.67%	1.67%	27,935	1.76%	1.76%	45,051
Rate increase by 10%	1.84%	1.84%	47	1.94%	1.94%	81
Rate decrease by 10%	1.50%	1.50%	(47)	1.58%	1.58%	(81)

AUD	Low	High	AUD	Low	High	AUD
Funds invested - AUD	2.23%	2.23%	600	2.23%	2.23%	600
Rate increase by 10%	2.45%	2.45%	1	2.45%	2.45%	1
Rate decrease by 10%	2.01%	2.01%	(1)	2.01%	2.01%	(1)

Summary of Borrowing to Price Rate Changes

The exposure of the Group’s borrowing to price rate changes are as follows:

	As of		As of
	September 30, 2019		June 30, 2019
(in U.S. dollars, in thousands, except percent data)	Total	% of total loans	Total	% of total loans
Financial liabilities
Current borrowings
Borrowings - NovaQuest	400	0%	400	0%
Non-current borrowings
Borrowings - NovaQuest	34,409	42%	32,660	40%
	34,809	42%	33,060	40%

Schedule of Maturity Profile of Anticipated Future Contractual Cash Flows Borrowings and Carrying Value

As of September 30, 2019 the maturity profile of the anticipated future contractual cash flows including interest in relation to the Group’s borrowings, on an undiscounted basis and which, therefore differs from the carrying value, is as follows:

(in U.S. dollars, in thousands)	Within 1 year	Between 1-2 years	Between 2-5 years	Over 5 years	Total contractual cash flows	Carrying amount
Borrowings(1)(2)	(23,073)	(29,761)	(59,066)	(32,821)	(144,721)	(83,732)
Trade payables	(12,740)	—	—	—	(12,740)	(12,740)
Lease liabilities	(1,875)	(1,540)	(2,121)	(1,039)	(6,575)	(5,440)
	(37,688)	(31,301)	(61,187)	(33,860)	(164,036)	(101,912)

(1)

Contractual cash flows include payments of principal, interest and other charges. Interest is calculated based on debt held at September 30, 2019 without taking into account drawdowns of further tranches.

(2)

In relation to the contractual maturities of the NovaQuest borrowings, there is variability in the maturity profile of the anticipated future contractual cash flows given the timing and amount of payments are calculated based on our estimated net sales of pediatric aGVHD.